Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Common Class A [Member]
Numerator: Earnings allocable to Class A common stock
Interest income	$ 46,957
Income and franchise tax	(46,957)
Net Income/loss
Denominator: Weighted average Class A common stock
Class A common stock, basic and diluted (in Shares) | shares	30,000,000
Earnings per share/basic and diluted Class A common stock (in Dollars per share) | $ / shares	$ 0.00
Common Class B [Member]
Numerator: Earnings allocable to Class A common stock
Net Income/loss	$ (7,342,273)
Class A common stock net income
Net loss	$ (7,342,273)
Denominator: Weighted average Class B common stock
Class B common stock, basic and diluted (in Shares) | shares	7,500,000
Loss per share/basic and diluted Class B common stock (in Dollars per share) | $ / shares	$ (0.98)